United States
                       Securities and Exchange Commission
                              Washington, DC 20549

FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2000

Check here if amendment [x];   Amendment Number:  2
This Amendment (Check only one):
[ ]  is a restatement
[x]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:        UBS Warburg LLC
Address:     677 Washington Boulevard
             Stamford, CT 06901

13F File Number:  28-7346

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:     Sarah M. Starkweather
Title:    Director
Phone:    (203) 719-6891

Signature, Place, and Date of Signing:

/s/ Sarah M. Starkweather
Sarah M. Starkweather
August 10, 2001, Stamford, Connecticut

This Amendment includes securities holdings reported on the Form 13F filed on August 15, 2000 pursuant to a request for confidential treatment.

Report Type (Check only one):

[x]  13F Holdings Report
[ ]  13F Notice
[ ]  13F Combination Report


Report Summary

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  44

Form 13F Information Table Value Total: $707,302 (thousands)

List of Other Included Managers:

NONE

UBS WARBURG LLC                   13F REPORT - Amendment                    AS OF JUNE 30, 2000

                                                                                                            VOTING
                                                                  MARKET             PUT/  INVESTMENT       AUTHORITY
ISSUER                         ISSUE                CUSIP         VALUE     QUANTITY CALL  DISCRETION       SOLE

ALKERMES INC                   PFD CV EX$3.25       01642T405     20,280     126800        SOLE                    126800
AMERICA ONLINE INC DEL         SUB NT CV 144A02     02364JAA2      1,610     200000        SOLE                    200000
AMERICA ONLINE INC DEL         SUB NT CONV 4%02     02364JAB0    381,693   47430000        SOLE                  47430000
AMERICA ONLINE INC DEL         SUB NT CV ZRO 19     02364JAC8        789    1575000        SOLE                   1575000
AMERICAN INTL GROUP INC        COM                  026874107     97,016     825670        SOLE                    825670
ATMEL CORP                     SBDBCV ZRO144A18     049513AB0      5,467    5145000        SOLE                   5145000
ATMEL CORP                     SB DB CV ZRO  18     049513AC8      9,860    9280000        SOLE                   9280000
AUTOMATIC DATA PROCESSING INC  COM                  053015103        519       9692        SOLE                      9692
BAKER HUGHES INC               SR LYON ZERO  08     057224AH0      4,442    6170000        SOLE                   6170000
BERKSHIRE HATHAWAY INC DEL     CL B                 084670207      1,056        600        SOLE                       600
BIOVAIL CORP                   WT EXP  093002       09067J117     21,417     281800        SOLE                    281800
BP AMOCO P L C                 SPONSORED ADR        055622104     15,243     269494        SOLE                    269494
CHEVRON CORPORATION            COM                  166751107      7,426      87557        SOLE                     87557
CHIRON CORP                    SB CV ADJ 144A00     170040AB5      8,643    5250000        SOLE                   5250000
COMMSCOPE INC                  SB NT CV    4%06     203372AB3        707     649000        SOLE                    649000
DIAMOND OFFSHORE DRILLING INC  SB NT CV 3.75%07     25271CAA0      1,748    1685000        SOLE                   1685000
INCO LTD                       DEB CONV 5.75%04     453258AK1      1,512    1678000        SOLE                   1678000
INTERIM SVCS INC               COM                  45868P100        302      17000        SOLE                     17000
JUNIPER NETWORKS INC           SB NT CV 4.75%07     48203RAA2        175     158000        SOLE                    158000
LABORATORY CORP AMER HLDGS     PFD CV EXCH% A       50540R201      3,802      27108        SOLE                     27108
LEXMARK INTL GROUP INC         CL A                 529771107        672      10000        SOLE                     10000
LSI LOGIC CORP                 SB NT CV 4.25%04     502161AD4      6,596    1905000        SOLE                   1905000
LSI LOGIC CORP                 SUB NT CV   4%05     502161AE2         11      10000        SOLE                     10000
MOTOROLA INC                   LYON SUB ZERO 09     620076AE9      3,120    2000000        SOLE                   2000000
MOTOROLA INC                   LYON SUB ZERO 13     620076AJ8        547     544000        SOLE                    544000
NETWORKS ASSOCS INC            SB DB CV ZERO 18     640938AB2        439    1250000        SOLE                   1250000
NEWFIELD FINL TR I             QUIPS SER A          651291205      1,450      25000        SOLE                     25000
OMNICOM GROUP INC              SBDB CONV 144A07     681919AC0      6,150    2175000        SOLE                   2175000
OMNICOM GROUP INC              SB DB CV 4.25%07     681919AE6     25,744    9105000        SOLE                   9105000
POGO TR I                      QUIPS SER A          73044P208      1,300      25000        SOLE                     25000
QWEST COMMUNICATIONS INTL INC  COM                  749121109     23,000     462900        SOLE                    462900
RELIASTAR FINL CORP            COM                  75952U103      2,622      50000        SOLE                     50000
SAFEGUARD SCIENTIFICS INC      SB NT CV 144A 06     786449AD0      1,267     829000        SOLE                    829000
SFX ENTMT INC                  CL A                 784178105      9,516     210000        SOLE                    210000
SIEBEL SYS INC                 SB NT CV  5.5%06     826170AC6      5,307    1472000        SOLE                   1472000
SIZELER PPTY INVS INC          SUB DB CONV 8%03     830137AA3        107     120000        SOLE                    120000
SNYDER COMMUNICATIONS INC      COM SNC              832914105      3,562     150000        SOLE                    150000
ST PAUL CAP L L C              PFD MIPS 6%          792856205      2,175      36400        SOLE                     36400
TEXAS BIOTECHNOLOGY CORP       WT EXP  123100       88221T120        607      59200        SOLE                     59200
THERMO ELECTRON CORP           SUBDB CV 144A 03     883556AF9      2,646    2880000        SOLE                   2880000
THERMO INSTR SYS INC           SUB DB CONV 4%05     883559AE6        361     440000        SOLE                    440000
VERIO INC                      COM                  923433106      3,884      70000        SOLE                     70000
VERITAS SOFTWARE CO            SB NT CV 5.25%04     923436AB5     22,143   10204000        SOLE                  10204000
VITESSE SEMICONDUCTOR CORP     SB DB CV 144A 05     928497AA4        369     400000        SOLE                    400000

                               Total Market Value                707,302